UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): February 1, 2017

Commission File Number of securitizer: 025-01106

Central Index Key Number of securitizer: 0000949372

Prudential Securities Structured Assets Inc
Janice F. Pavlou
(973)802-9665

________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties
Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Prudential Securities Structured Assets Inc has indicated by check mark that it has no activity to report for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prudential Securities Structured Assets Inc
(Securitizer)

By: /s/ Janice F. Pavlou
Name:  Janice F. Pavlou
Title:  Vice President

Date:  February 1, 2017